Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Operating Segments	The following table presents the significant revenue and expense categories in the Group’s single operating segment:
	For the Years Ended March 31,
	2026	2025	2024
Revenue	$7,278,837	$5,466,243	$1,408,469
Expenses	(21,139,849)	(9,740,651)	(5,984,588)
Income tax benefits (expenses)	22,785	(43,234)	(13,359)
Net loss of single operating segment	$(13,838,227)	$(4,317,642)	$(4,589,478)